Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Leasing commitments
(USD millions)	2018

2019	372

2020	275

2021	225

2022	195

2023	182

Thereafter	2 363

Total	3 612

Expense of current year	383

Research and Development and other intangible purchase commitments
(USD millions)	2018

2019	228

2020	850

2021	782

2022	604

2023	1 059

Thereafter	894

Total	4 417